Material accounting policy information (Policies)	6 Months Ended
Jun. 30, 2025
Material accounting policy information
Basis of preparation

1.1Basis of preparation

The unaudited condensed consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) under the historical cost convention.

In the opinion of management, all adjustments (including normal recurring adjustments) necessary to present a fair statement of the Company’s unaudited condensed consolidated statements of financial position as of June 30, 2025, its unaudited condensed consolidated statement of profit or loss and comprehensive income, changes in shareholders’ equity and cash flows for the six months ended June 30, 2025 and 2024, as applicable, have been made. The unaudited results of operations are not necessarily indicative of the operating results for the full fiscal year or any future periods.

Basis of consolidation

1.2Basis of consolidation

Consolidation

The unaudited condensed consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and VIE’s subsidiaries.

Subsidiaries are all entities (including VIEs and VIE’s subsidiaries) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

Intercompany transactions, balances and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of financial position, statement of comprehensive income and statement of changes in shareholders’ equity, respectively.

Equity method

Under the equity method of accounting, the investments are initially recognized at cost and adjusted thereafter to recognize the Group’s share of the post-acquisition profits or losses of the investee in profit or loss, and the Group’s share of movements in other comprehensive income of the investee in other comprehensive income. Dividends received or receivable from associates and joint ventures are recognized as a reduction in the carrying amount of the investment.

When the Group’s share of losses in an equity-accounted investment equals or exceeds its interest in the entity, including any other unsecured long-term receivables, the Group does not recognize further losses, unless it has incurred obligations or made payments on behalf of the other entity.

Unrealized gains on transactions between the Group and its associates and joint ventures are eliminated to the extent of the Group’s interest in these entities. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of equity accounted investees have been changed where necessary to ensure consistency with the policies adopted by the Group.

The Group determines at each reporting date whether there is any objective evidence that investments accounted for using the equity method, including investments in associates and joint ventures, are impaired. If this is the case, the Group calculates the amount of impairment as the difference between the recoverable amount of the investment and its carrying amount and recognizes the amount in “other gains, net”.

Foreign currency translation

1.3Foreign currency translation

The reporting currency of Amber International is the United States dollars (“US$”). Amber International is a holding company engaged in capital raising and financing activities denominated in US$. As such, Amber International’s functional currency has been determined to be the US$. The functional currency of Amber International’s subsidiaries is the local currency of the country in which they are domiciled.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange existing at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into the functional currency at the applicable rates of exchange prevailing at the transaction date. Transaction gains and losses are recognized in “other gains, net”. Assets and liabilities denominated in foreign currencies are translated at the exchange rates at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive loss in the unaudited condensed consolidated statements of comprehensive loss.

Segment reporting

1.4Segment reporting

Operating segment is reported in a manner consistent with the internal reporting provided to the chief operating decision-maker (“CODM”), who is responsible for allocating resources and assessing performance of the operating segments. The CODM is comprised of certain members of Amber International’s management team, including the board of directors and chief executive officer.

The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The CODM who allocates resources to and assesses the performance of each operating segment using information about the operating segment’s revenue and income/(loss) from operations. The CODM does not evaluate operating segments using asset or liability information.

Plant and equipment

1.5Plant and equipment

All items of plant and equipment are initially recorded at cost. Subsequent to recognition, plant and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses. The cost of plant and equipment includes its purchase price and any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Dismantlement, removal or restoration costs are included as part of the cost of plant and equipment if the obligation for dismantlement, removal or restoration is incurred as a consequence of acquiring or using the plant and equipment.

The projected cost of dismantlement, removal or restoration is also recognized as part of the cost of plant and equipment if the obligation for the dismantlement, removal or restoration is incurred as a consequence of either acquiring the asset or using the asset for purpose other than to produce inventories.

Depreciation is calculated using the straight-line method to allocate depreciable amounts over their estimated useful lives. The estimated useful lives are as follows:

Computer equipment	3 years
Furniture and fittings	3 years
Office equipment	3 years

Fully depreciated plant and equipment are retained in the financial statements until they are no longer in use.

The residual values, useful lives and depreciation method are reviewed at the end of each reporting period, and adjusted prospectively, if appropriate.

An item of plant and equipment is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss on derecognition of the asset is included in unaudited condensed consolidated statements of profit or loss.

Intangible assets

1.6Intangible assets

Intangible assets mainly consist of computer software and systems, customer relationship, brand name, trademark acquired through the acquisitions of subsidiaries and contract backlog. Identifiable intangible assets are carried at acquisition cost less accumulated amortization and impairment loss, if any. Amortization of finite lived intangible assets is computed using the straight-line method over the following estimated useful lives, which are as follows:

Computer software and systems	2 – 5 years
Customer relationship	4 – 5 years
Brand name	4 years
Trademark	10 years

Goodwill

1.7Goodwill

Goodwill is not amortized but it is tested for impairment annually, or more frequently if events or changes in circumstances indicate that it might be impaired, and is carried at cost less accumulated impairment losses. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.

Goodwill is allocated to each of the cash-generating units (“CGU”s) for the purpose of impairment testing. The allocation is made to those CGUs or groups of CGUs that are expected to benefit from the business combination in which the goodwill arose. The units or groups of units are identified at the lowest level at which goodwill is monitored for internal management purposes, below the operating segment.

Impairment of non-financial assets

1.8Impairment of non-financial assets

Intangible assets and goodwill that have an indefinite useful life are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired. Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purpose of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (CGUs). Non-financial assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period.

Financial instruments

1.9Financial instruments

Financial assets

(a)Initial recognition and measurement

Financial assets are recognized when, and only when the entity becomes party to the contractual provisions of the instruments.

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (“FVPL”), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVPL are expensed in profit or loss.

(b)Subsequent measurement

Debt instruments

Subsequent measurement of debt instruments depends on the Group’s business model for managing the asset and the contractual cash flow characteristics of the asset. The three measurement categories for classification of debt instruments are amortized cost, fair value through other comprehensive income (“FVOCI”) and FVPL.

At amortized cost

Financial assets that are held for the collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. Financial assets are measured at amortized cost using the effective interest method, less impairment. Gains and losses are recognized in profit or loss when the assets are derecognized or impaired, and through the amortization process.

At fair value through other comprehensive income

Financial assets that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest, are measured at FVOCI. Financial assets measured at FVOCI are subsequently measured at fair value. Any gains or losses from changes in fair value of the financial assets are recognized in other comprehensive income, except for impairment losses, foreign exchange gains and losses and interest calculated using the effective interest method are recognized in profit or loss. The cumulative gain or loss previously recognized in other comprehensive income is reclassified from equity to profit or loss as a reclassification adjustment when the financial asset is derecognized.

At fair value through profit or loss

Assets that do not meet the criteria for amortized cost or FVOCI are measured at FVPL. A gain or loss on a debt instrument that is subsequently measured at FVPL and is not part of a hedging relationship is recognized in profit or loss in the period in which it arises.

(c)Impairment

The Group recognizes an allowance for expected credit losses (“ECLs”) for all debt instruments not held at FVPL. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is recognized for credit losses expected over the remaining life of the exposure, irrespective of timing of the default (a lifetime ECL).

For trade receivables, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment which could affect debtors’ ability to pay.

(c)Impairment (Continued)

The Group considers a financial asset in default when contractual payments are 60 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

(d)Derecognition

A financial asset is derecognized where the contractual right to receive cash flows from the asset has expired. On derecognition of a financial asset in its entirety, the difference between the carrying amount and the sum of the consideration received and any cumulative gain or loss that had been recognized in other comprehensive income for debt instruments is recognized in profit or loss.

(e)Derivatives

A derivative financial instrument is initially recognized at its fair value on the date the contract is entered into and is subsequently carried at its fair value. Fair value changes on derivatives that are not designated or do not qualify for hedge accounting are recognized in profit or loss when the changes arise.

Financial liabilities

(a)Initial recognition and measurement

Financial liabilities are recognized when, and only when, the Group becomes a party to the contractual provisions of the financial instrument. The Group determines the classification of its financial liabilities at initial recognition.

All financial liabilities are recognised initially at fair value plus in the case of financial liabilities not at FVPL, net of directly attributable transaction costs.

(b)Subsequent measurement

After initial recognition, financial liabilities that are not carried at FVPL are subsequently measured at amortised cost using the effective interest method. Gains and losses are recognised in profit or loss when the liabilities are derecognised, and through the amortisation process.

(c)Derecognition

A financial liability is derecognised when the obligation under the liability is discharged or cancelled or expires. On derecognition, the difference between the carrying amounts and the consideration paid is recognised in profit or loss.

(d)Offsetting of financial instruments

Financial assets and liabilities are offset and the net amount reported in the statements of financial position when there is a legally enforceable right to offset and there is an intention to settle on a net basis or realise the asset and settle the liability simultaneously.

Collateral receivables and collateral payables

1.10Collateral receivables and collateral payables

The Group enters into structured product arrangements with customers that require the customers to pledge crypto assets as collateral. Collateral received from customers are held either in the third-party trust accounts or third-party custodian platforms, which are recorded under “collateral receivables” in the unaudited condensed consolidated statements of financial position. Crypto assets pledged as collateral are initially measured at fair value on the date of receipt and subsequently re-measured at each reporting date, with changes in fair value recognized in the financial statements. The Group maintains operational control over these assets, including private key access for third-party trust account collateral and monitoring rights for third-party custodian platforms collateral. Under the contract terms, customers retain legal ownership of the collateral, and the Group is obligated to return the same type and quantity of crypto assets upon contract settlement, assuming no default.

Crypto assets received from customers is the Group’s obligation to return, such obligations are recorded under “collateral payables” at fair value. Changes in the fair value of this liability are recognized in net income. The Group offsets these fair value adjustments against corresponding changes in “collateral receivables” where applicable, given the back-to-back nature of customer contracts and hedging arrangements.

Digital assets

1.11Digital assets

The Group’s digital asset portfolio mainly comprises cryptocurrencies and since the Group actively trades cryptocurrencies, acquiring them with a view to their resale in the near future for the ordinary course of business. The Group applies the guidance in IAS 2 Inventories for commodity broker-traders and measures the digital assets at fair value less costs to sell. The Group considers there are no significant “costs to sell” digital assets and hence measurement of digital assets is based on their fair values with changes in fair values recognized in profit or loss in the period of the changes.

Digital assets held for customers or placed with counterparties

Digital assets are recognized as the Group’s assets when the Group has present rights to the digital assets and the right to an economic benefit and control others’ access to the benefit. If it is determined that the Group has the control over the digital asset, the Group recognizes digital assets held for customers as its asset and recognizes a corresponding liability due to its customer for the digital assets in its financial statements.

USD Coin (“USDC”)

USDC is a type of cryptocurrency that is backed by reserve assets in the traditional financial system, such as cash and cash equivalents, or securities. USDC is a stable coin redeemable on a one-to-one basis for United States dollars. Thus, it is accounted as a financial instrument amortized at cost recorded in unaudited condensed consolidated statements of financial position of the Group.

Derivative contracts

1.12Derivative contracts

The Group enters into arrangements that result in obtaining the right to receive or obligation to deliver a fixed amount of crypto assets in the future. These are hybrid instruments, consisting of a receivable or debt host contract that is initially measured at the fair value of the underlying crypto assets and is subsequently carried at amortized cost, and an embedded forward feature based on the changes in the fair value of the underlying crypto asset.

These derivative contracts mainly derive their value from underlying asset prices. Derivative contracts are recognized as assets in the unaudited condensed consolidated statements of financial position at fair value, with the corresponding liabilities recognized in “liabilities due to customers”. To manage the risk exposure from fluctuations arising from fair value of crypto assets, the Group enters into similar contracts with both customers and a related company, such that the exposure to volatility in crypto assets can be mitigated.

Leases

1.13Leases

When the Group is the lessee

At the inception of the contract, the Group assesses if the contract contains a lease. A contract contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Reassessment is only required when the terms and conditions of the contract are changed.

Right-of-use assets

The Group recognizes a right-of-use asset and lease liability at the date which the underlying asset is available for use. Right-of-use assets are measured at cost which comprises the initial measurement of lease liabilities adjusted for any lease payments made at or before the commencement date and lease incentives received. Any initial direct costs that would not have been incurred if the lease had not been obtained are added to the carrying amount of the right-of-use assets.

These right-of-use assets are subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term.

Lease liabilities

The initial measurement of a lease liability is measured at the present value of the lease payments discounted using the interest rate implicit in the lease, if the rate can be readily determined. If that rate cannot be readily determined, the Group shall use its incremental borrowing rate.

Lease payments include the following:

●	Fixed payments (including in-substance fixed payments), less any lease incentives receivable;
●	Variable lease payments that are based on an index or rate, initially measured using the index or rate as at the commencement date;
●	Amounts expected to be payable under residual value guarantees;
●	The exercise price of a purchase option if the Group is reasonably certain to exercise the option; and
●	Payment of penalties for terminating the lease, if the lease term reflects the Group exercising that option.

For a contract that contains both lease and non-lease components, the Group allocates the consideration to each lease component on the basis of the relative stand-alone prices of the lease and non-lease components. The Group has elected to not separate lease and non-lease components for property leases and account these as one single lease component.

Lease liabilities are measured at amortized cost using the effective interest method. Lease liabilities shall be remeasured when:

●	There is a change in future lease payments arising from changes in an index or rate;
●	There is a change in the Group’s assessment of whether it will exercise an extension option; or
●	There is a modification in the scope or the consideration of the lease that was not part of the original term.

Lease liabilities are remeasured with a corresponding adjustment to the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

Short-term and low-value leases

The Group has elected to not recognize right-of-use assets and lease liabilities for short-term leases that have lease terms of 12 months or less and leases of low-value leases, except for sublease arrangements. Lease payments relating to these leases are expensed to profit or loss on a straight-line basis over the lease term.

Trade receivables

1.14Trade receivables

Trade receivables represent the amounts that the Group has an unconditional right to consideration from customers.

Trade receivables are recognized initially at the amount of consideration that is unconditional, unless they contain significant financing components when they are recognized at fair value, and subsequently measured at amortized cost using effective interest rate method, less allowance for impairment that is subject to expected credit losses (“ECL”) model.

Cash and cash equivalents and restricted cash

1.15Cash and cash equivalents and restricted cash

Cash and cash equivalents in the unaudited condensed consolidated statements of financial position comprise cash on hand and cash in bank, which have original maturities of three months or less and are readily convertible to known amounts of cash.

Restricted cash represented bank deposits in accounts that are restricted as to withdrawal for use or pledged as. For restriction which is expected to be released within one year of the balance sheet date, the respective restricted cash balance is classified as current.

Share capital	1.16Share capital Ordinary shares Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of new ordinary shares are deducted against the share capital account.
Trade payables

1.17Trade payables

Trade payables are obligations to pay for services or goods that have been acquired in the ordinary course of business from suppliers. Trade payables are presented as current liabilities unless payment is not due within 12 months after the end of the reporting period.

Trade payables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

Current and deferred income tax

1.18Current and deferred income tax

Current income tax

Current income tax for current and prior periods is recognised at the amount expected to be paid to or recovered from the tax authorities, using the tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and considers whether it is probable that a tax authority will accept an uncertain tax treatment. The Group measures its tax balances either based on the most likely amount or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty.

Deferred income tax

Deferred income tax is recognised for all temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements except when the deferred income tax arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and affects neither accounting nor taxable profit or loss at the time of the transaction.

A deferred income tax liability is recognised on temporary differences arising on investments in subsidiaries, except where the Group is able to control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.

A deferred income tax asset is recognised to the extent that it is probable that future taxable profit will be available against which the deductible temporary differences and tax losses can be utilised.

Deferred income tax is measured:

(i)	at the tax rates that are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted by the balance sheet date; and
(ii)	based on the tax consequence that will follow from the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amounts of its assets and liabilities.

Current and deferred income taxes are recognised as income or expense in profit or loss, except to the extent that the tax arises from a business combination or a transaction which is recognised directly in equity. Deferred tax arising from a business combination is adjusted against goodwill on acquisition.

The Group accounts for investment tax credits (for example, productivity and innovation credit) similar to accounting for other tax credits where a deferred tax asset is recognised for unused tax credits to the extent that it is probable that future taxable profit will be available against which the unused tax credits can be utilised.

Offsetting

Deferred tax assets and liabilities are offset where there is a legally enforceable right to offset current income tax assets against current income tax liabilities and where the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority on either the taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

Provisions

1.19Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and the amount of the obligation can be estimated reliably.

The Group recognizes the estimated costs of dismantlement, removal or restoration of items of plant and equipment arising from the acquisition or use of assets. This provision is estimated based on the best estimate of the expenditure required to settle the obligation, taking into consideration time value of money.

Share-based compensation

1.20Share-based compensation

The Group grants stock-based awards, including share options and restricted share units (“RSU”s) of Amber International, to eligible employees, officers, directors, and non-employee consultants. The fair value of the services received in exchange for the grant of the equity instruments is recognized as share-based compensation with a corresponding increase in equity.

Under the fair value recognition provisions, share-based compensation costs are measured at the grant date. The share-based compensation expenses have been categorized as either general and administrative expenses, sales and marketing expenses or research and development expenses, depending on the job functions of the grantees. For the options and RSUs granted to employees, the compensation expense is recognized using the graded-vesting attribution approach over the requisite service period, which is generally the vesting period.

Forfeitures are estimated at the time of grant, with such estimate updated periodically and with actual forfeitures recognized currently to the extent they differ from the estimate. In determining the fair value of Amber International’s share options, the binomial option pricing model has been applied. The fair value of RSUs is determined with reference to the fair value of the underlying shares.

A change in any of the terms or conditions of equity based awards shall be accounted for as a modification of the award. The effect of modification is recognized for any modification that increases the total fair value of the share-based payment arrangement, or is otherwise beneficial to the employees and non-employees, as measured at the date of modification. Modifications of an equity-settled share-based award in a manner that is not beneficial to employees or non-employees are not taken into account when determining the expenses to be recognized.

Revenue

1.21Revenue

Revenue is recognized when performance obligation is satisfied by transferring a promised service to a customer.

The Group considers the following when determining if a contract exists under which the performance obligations have been satisfied: (i) contract approval by all parties, (ii) identification of each party’s rights regarding the goods or services to be transferred, (iii) specified payment terms, (iv) commercial substance of the contract, and (v) collectability of substantially all of the consideration is probable. Collectability is assessed based on a number of factors, including the creditworthiness of a customer, the size and nature of a customer’s business and transaction history. The Group recognizes revenue when a performance obligation is satisfied, i.e., when “control” of the goods underlying the particular performance obligations is transferred to customers.

Depending on the terms of the contract and the laws that are applied to the contract, control of the services and goods may be transferred over time or at a point in time.

Wealth management solutions

Finance income

The Group enters into arrangements with related parties to purchase cryptocurrency-denoted products which represent fixed interest cryptocurrency deposit at related parties. The deposit is not protected by any insurance and is non-secured, hence the Group may lose some or all of the amount deposited with related parties in extreme market conditions. Upon maturity, the Group receives the same type of cryptocurrency in the same quantity, in principal plus additional interest returns in cryptocurrency. The deposit can be withdrawn on demand and is generally delivered to the Group within 3 working days upon maturity. The nature of the product in essence, is a cryptocurrency lending arrangement. Financing income derived from cryptocurrency lending arrangement is denominated in units of the specific cryptocurrency to related parties and is recognized based on the gross carrying amount over the term of the cryptocurrency lending arrangement using effective interest rate. The term of the cryptocurrency lending arrangement varies from 30 days to 250 days.

Earn spread

The Group operates as a platform agent, facilitating partnerships with various product providers to offer customers the opportunity to participate in an “earn product”. Earn product providers include both related parties and external providers. The Group recognizes spread, generated from the “earn product” arrangement is denominated in units of the specific cryptocurrency, based on net basis by assessing the interest income earned throughout the product cycle. The duration of the product cycle typically ranges from 7 days to 365 days. Product providers have rights to use customers’ principal amounts to engage in certain transactions with the intention to generate yield, and it is agreed with the client to third party credit risks, market risks, legal and regulatory risks, the group does not undertake any compensatory risks in this arrangement.

Premium – structured cryptocurrency products

The Group generates premium through structured cryptocurrency products offered to clients, including options, dual currency and “accumulator” / “decumulator” contracts. Revenue arises from premiums received from counterparties and realized gains/losses upon contract exercise or settlement. Under IFRS 15, the Group recognizes premium income at the inception of the contract when the performance obligation is created, as the premiums represent consideration for making the derivative instruments available to clients. Gains or losses arising from contract exercise or settlement are recognized at the point of settlement, measured as the difference between the contractual strike price and the prevailing market price of the underlying cryptocurrency. Revenue is presented gross, reflecting the Group’s role as principal in these transactions.

Agency fee

Agency fee is recognized at a point in time for consultancy service rendered and accepted by customers.

Execution solutions

The Group earns a transaction fee when customers convert between different class of digital assets, according to the customers’ requirements.

The Group will charge the customer a predetermined conversion fee, which is based on a fixed percentage of the contract price for each transaction. The conversion fee is a fixed price contract, and the conversion fee is indicated on the contract with customers. Management determined there is only one performance obligation related to conversion fee and revenue is recognized at a point in time upon conversion service is rendered and (1) accepted and acknowledgement by customers indicating acceptance of service or (2) objective evidence of transfer of cryptocurrency into designated wallet specified by the customer or counterparty. Customers typically make payments together with the transaction price i.e. conversion fee will be charged together or deducted from the transaction price. The Group is an agent as the Group provides facilitation services for the transaction entered by the customers.

Payment solutions

The Group earns a fee when customers transfer or withdraw funds from its proprietary platform, and conversion between fiat currencies and digital assets, according to the customers’ requirements.

The Group will charge the customer a predetermined conversion fee, which is based on a fixed percentage of the contract price for each transaction. The conversion fee is a fixed price contract, and the conversion fee is indicated on the contract with customers. Management determined there is only one performance obligation related to conversion fee and revenue is recognized at a point in time upon conversion service is rendered and (1) accepted and acknowledgement by customers indicating acceptance of service or (2) objective evidence of transfer of cryptocurrency into designated wallet specified by the customer or counterparty. Customers typically make payments together with the transaction price i.e. conversion fee will be charged together or deducted from the transaction price. The Group is an agent to as the Group provides facilitation services for the transaction entered by the customers.

Sales agent

In the arrangement with a particular publisher, the Group acts as a sales agent for this publisher in selling marketing spaces to marketing clients. In return, the Group earns incentives from this publisher based on contractually stipulated amounts when certain spending thresholds are achieved. The Group considers this particular publisher as a customer and record such incentives as net revenues. Incentives from this publisher are calculated on both a quarterly and an annual basis in accordance with the terms as set out in the arrangement.

Revenue under this arrangement is recognized over time given the Group considers this particular publisher simultaneously receives and consumes the benefits provided by the Group’s performance as the Group performs. In other words, when the Group purchases marketing spaces on behalf of the marketing clients throughout the marketing campaigns as requested by them, this particular publisher simultaneously receives and consumes the benefit of the marketing spaces being purchased and therefore the Group is entitled to incentive payment from this publisher.

The Group grants rebates to marketing clients under the sales agent arrangement. The majority of marketing clients under this arrangement are not customers under either the cost-plus arrangement or specified actions arrangement. The Group records rebates granted to such marketing clients as reduction of revenue.

Cost-plus

For cost-plus advertisement campaigns, sales are recognized at the fair value of the amount received. Discounts granted to marketing clients under cost-plus marketing campaigns are recorded as a reduction of revenue. The determination of whether revenue should be reported on a gross or net basis is based on an assessment of whether the Group is acting as the principal or an agent in the transactions. In the normal course of business, the Group acts as an intermediary in executing transactions between website publishers and marketing clients. The specified service in the cost-plus arrangement is the provision of marketing space, which is controlled by the website publishers, rather than the Group. The Group assists the marketing clients to place orders with specific website publishers based on specification set out the marketing clients. The Group does not have the ability to direct the use of marketing space and does not have any inventory risk. Pricing is generally based on the actual advertising spending incurred by the marketing clients plus a margin. Accordingly, the Group concludes that it is not the principal in these arrangements and reports revenue earned and costs incurred related to these transactions on a net basis.

Revenue under this arrangement is recognized over time as the Group considers its customers simultaneously receive and consume the benefits provided by the Group’s performance. At the time the Group purchases marketing spaces during the contract term for its customers, the customers’ advertisements could be placed throughout the marketing campaign. Revenue recognition under this arrangement is not based on an occurrence of significant act or milestone method.

Throughout the various services delivered to clients under the cost-plus arrangements, the Group earns rebates from publishers and grant rebates to marketing clients. The rebates that the Group grants to marketing clients under cost-plus arrangement are recorded as reduction of revenue, based on the spending amount the marketing clients would actually incur to earn the corresponding level of rebates. The rebates that the Group receives from publishers under the cost-plus arrangements are recorded as revenue. These rebates are recognized when a particular milestone is achieved (i.e. applying the relevant rebates based on the level of spending threshold actually achieved) and spending has actually occurred.

Specified actions

The Group also generates revenue from performing specified actions (e.g a CPM and CPC basis). Revenue is recognized on a CPM or CPC basis as impressions or clicks are delivered while revenue is recognized once agreed actions are performed. For the specified actions advertisement campaigns, the Group is the principal as it has the obligation to deliver successful actions requested by marketing clients. Also, the Group will only be paid if successful actions can be delivered and is exposed to risk of loss. In terms of pricing, the Group has complete latitude in establishing the selling prices of each of the CPM and CPC pricing model. The Group’s margin may vary as the costs incurred to deliver successful actions may vary and is therefore exposed to risk of loss whereby validating its degree of responsibility to its customers. Although the inventory risk under specified actions arrangement is considered to be low, the Group concludes that it is the principal in such arrangement as it is the principal ultimately responsible for delivering successful actions and in charge of establishing the price per action. Accordingly, the Group reports revenue earned and costs incurred related to these transactions on a gross basis.

Revenues under this arrangement is recognized at point-in-time when the Group is able to deliver the specified actions as requested by the customers. Upon the occurrence of the specified actions, the customers take control of the specified actions and this is when the Group recognizes the corresponding revenue. Unlike the cost-plus arrangement, when the Group purchases marketing spaces in order to deliver the specified actions, the customers do not receive and consume the benefit as the benefit to be received by the customers is the occurrence of the specified actions. Also, the Group does not create or enhance an asset that the customers control as the marketing spaces ultimately belong to the publishers. The Group does not have any right to payment for simply purchasing the marketing spaces and would only be compensated upon delivery of the specified actions.

Specified actions (Continued)

The Group also grants rebates to marketing clients under the specified actions arrangement. Same as the treatment under cost-plus arrangement, the rebates that the Group grants to marketing clients under cost-plus arrangement are recorded as reduction of revenue and are recorded based on the amount the marketing clients would actually incur to earn the corresponding level of rebates. The rebates that the Group receives from publishers under the specified actions arrangement are recorded as a reduction of cost of revenues. These rebates are recognized when a particular milestone is achieved (i.e. applying the relevant rebates based on the level of spending threshold actually achieved) and spending has actually occurred.

Cost of revenues consists of the costs to purchase space for the online advertising operations, amortization expenses related to the Group’s computer software and systems, salaries and benefits of relevant operations and support personnel and depreciation of relevant property and equipment and impairment on relevant intangible assets. The Group becomes obligated to make payments related to website publishers in the period the marketing impressions and click-through occur. Such expenses are classified as cost of revenues in the unaudited condensed consolidated statements of comprehensive loss as incurred. Cost of revenues also includes rebates received from website publishers which are recorded as a reduction of cost of revenues when the Group is acting as a principal in a transaction.

SaaS products and services

Under this arrangement, the Group offers SaaS products and services through provision of software and data analytical tool licenses, customer relationship management (“CRM”) solutions and digitalized operational solutions services. Revenues under this arrangement primarily consist of fees for (i) promotion of products or services by key opinion leaders (“KOL”) on online media platform; (ii) provision of digital marketing, social media and smart content generation; (iii) licensing to provide customers with access to one or more of the existing cloud applications for e-commerce, marketing and customer management, (iv) the development of new cloud applications customized for individual customer. Each of these performance obligations are considered as distinct and are charged with standalone pricing. Contracts with customers under this arrangement are generally with a term of 1 to 24 months.

Revenue from promotion of products or services of marketing clients by KOL on online media platform is generally recognized over time over the service period beginning on the date that the promotion content is made available on the online media platform. The Group does not have other right to consideration in exchange for goods or service that the Group has transferred to a customer when that right is conditional on something other than the passage of time.

Revenue from provision of digital marketing, social media and smart content generation are recognized over time over the contract period as the Group considers its customers simultaneously receive and consume the benefits provided by the Group’s performance.

Revenues from licensing of existing cloud applications are generally recognized ratably over time over the contract term beginning on the date that the licensing service is made available to the customer, whereby the Group considers that its customers simultaneously receive and consume the benefits provided by the use of existing cloud applications. The Group does not have other right to consideration in exchange for goods or service that the Group has transferred to a customer when that right is conditional on something other than the passage of time.

SaaS products and services (Continued)

Revenues from developing new cloud applications exclusively customized for customers and licenses for on-premises software is recognized at point-in-time when the Group is able to deliver the cloud applications to customers or when the Group provides customers with right to use the on-premises software. The Group considers the transfer of control of new cloud applications/software to customer, which represents a distinct performance obligation, to be completed when such cloud applications/software are on-premise and fully functional such that the customer can use and benefit from the cloud applications/software on its own.

Besides, the Group also provides certain additional services along with the above arrangements of cloud application development and software licensing, such as technical support, bug fixes, CMR solutions and digitalized operational solutions. These additional services are considered to be a series of distinct services that are substantially the same and have the same duration and measure of progress; therefore, the Group concludes that they represent a separate combined performance obligation. Revenues from such additional services are recognized ratably over-time over the contract period.

The respective stand-alone selling prices of each of these performance obligations are determined based upon observable prices in stand-alone transactions and contractually stated price whereby no allocation of selling prices among individual performance obligations are required.

Cost of revenues for SaaS products and services primarily comprises amortization expenses related to the Group’s computer software and systems, salaries and benefits of relevant operations and support personnel, depreciation of relevant property and equipment and other direct service costs.

Government grants

1.22Government grants

Grants from the government are recognized as a receivable at their fair value when there is reasonable assurance that the grant will be received and the Group will comply with all the attached conditions.

Government grants receivable are recognized as income over the periods necessary to match them with the related costs which they are intended to compensate for, on a systematic basis. Government grants relating to expenses are shown separately as “other gains/(losses), net”.

Research and development expenses	1.23Research and development expenses Research and development expenses consist primarily of technology expenses. Costs incurred during the research stage are expensed as incurred.
Sales and marketing expenses	1.24Sales and marketing expenses Sales and marketing expenses consist primarily of (i) advertising and marketing expenses, and (ii) salary and welfare for sales and marketing personnel.
General and administrative expenses	1.25General and administrative expenses General and administrative expenses consist primarily of (i) salary and welfare for general and administrative personnel, and (ii) professional service fees.
Employee benefits

1.26Employee benefits

Defined contribution plans

Defined contribution plans are post-employment benefit plans under which the Group pays fixed contributions into separate entities such as the Central Provident Fund in Singapore on a mandatory, contractual or voluntary basis. The Group has no further payment obligations once the contributions have been paid.

Short-term employee benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

Earnings per share

1.24Earnings per share

The Group presents basic and diluted earnings per share data for its ordinary shares. Basic earnings per share is calculated by dividing the profit or loss attributable to owners of the Company by the weighted-average number of ordinary shares outstanding during the year, adjusted for own shares held, if any.

Diluted earnings per share is determined by adjusting the profit or loss attributable to the owner of the Company and the weighted-average number of ordinary shares outstanding, adjusted for own shares held, if any, for the effects of all dilutive potential ordinary shares.

Related party

1.25Related party

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.